Document and Entity Information	Jun. 06, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	TRUIST FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000092230
Document Type	8-K
Document Period End Date	Jun. 06, 2022
Entity File Number	1-10853
Entity Incorporation State Country Code	NC
Entity Tax Identification Number	56-0939887
Entity Address, Address Line One	214 North Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	(336)
Local Phone Number	733-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $5 par value
Trading Symbol	TFC
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares each representing 1/4,000th interest in a share of Series I Perpetual Preferred Stock
Trading Symbol	TFC.PI
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.853% Fixed-to-Floating Rate Normal Preferred Purchase Securities each representing 1/100th interest in a share of Series J Perpetual Preferred Stock
Trading Symbol	TFC.PJ
Security Exchange Name	NYSE
Series O Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary shares, each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TFC.PO
Security Exchange Name	NYSE
Series R Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares each representing 1/1,000th interest in a share of Series R Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TFC.PR
Security Exchange Name	NYSE